UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

(EDGEWOOD MANAGEMENT LLC LOGO)

EDGEWOOD GROWTH FUND

ANNUAL REPORT                                                   OCTOBER 31, 2008

                                   (GRAPHIC)

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................    7
Statement of Operations ...................................................    8
Statement of Changes in Net Assets ........................................    9
Financial Highlights ......................................................   10
Notes to Financial Statements .............................................   12
Report of Independent Registered Public Accounting Firm ...................   20
Disclosure of Fund Expenses ...............................................   21
Trustees and Officers of The Advisors' Inner Circle Fund ..................   24
Notice to Shareholders ....................................................   32

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

October 31, 2008

Dear Shareholders:

Your Fund performance was -32.99% (Institutional Shares) and -33.47% (Retail Shares) for the six month period ending October 31, 2008. The benchmark Russell 1000 Growth Index was down 30.51% and S&P 500 was down 29.28% for the same period of time. Looking at the last twelve months, the Fund's performance was -36.93% (Institutional Shares) and -37.60% (Retail Shares). By comparison, the Russell 1000 Growth was -36.95% and S&P 500 was -36.10% in the same period. Clearly, we are disappointed in these results. Despite our disappointment, the underlying portfolio companies are financially strong, and we believe they will deliver positive earnings growth next year. The earnings growth for your companies will be substandard to be sure, but they should look quite good relative to what corporate America earns next year.

Over the past few months, we have seen indiscriminate selling of some of our favored holdings. We think the selling has at least in part been due to forced liquidations of hedge funds. We don't think this selling has been due to vastly changed business models. They are still great businesses. This phenomenon does occur in market panics. Investors seem to "throw the baby out with the bathwater" for a period of time. We have also seen the same types of stocks snap back quickly as forced selling subsides.

Over the last six months, as we all are painfully aware, the credit market turmoil has also spread throughout the worldwide economy. Internationally stalwart businesses have been stumbling. The economy took a decided turn for the worse in September and October, and we do not see it recovering very soon. In response to this unprecedented economic turmoil, worldwide central banks have been doing everything in their power to inject liquidity into the system, and get banks lending again. As far as we can tell, the short-term money markets have improved as a result of these actions, but lending is still very scarce. The credit markets have our full attention right now.

While the current environment is as bleak as we have seen in our investment experience, we believe that the United States remains the major driver of economic prosperity around the world. Our economy can and, we believe, will be righted. After that occurs, others should begin to repair as well. It will take time and the news will not be good for some period to come.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

However, as it stands right now, your portfolio of companies is trading at about 13 times next year's estimate. In a decent economic environment, they should be able to grow their earnings close to +20% a year (though we do not expect that for next year). They generate cash, and in general their businesses are self financing. The companies are all industry leaders, with superb balance sheets, and talented managements. We strongly believe that when the stock market settles down, these are the types of stocks that will stand out as fabulous long-term investments.

We have been using this environment, where great companies are being tossed aside at the same pace as second rate companies, to buy shares in the best franchises we can find. Put simply, any chance we can get to upgrade, we do.

We remain fully committed to our investment program, and we ask for some patience from our shareholders.

Sincerely,


Edgewood Management LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE "S&P 500" IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

                         Growth of a $10,000 Investment

                 TOTAL RETURN FOR PERIODS
                 ENDED OCTOBER 31, 2008(1)
                 -------------------------
                               Annualized
                  One Year    Inception to
                   Return        Date*
                 ---------   -------------
Institutional     -36.93%        -5.56%
Retail            -37.60%        -6.15%

                               (PERFORMANCE GRAPH)

            Edgewood Growth Fund,   Edgewood Growth   Russell 1000(R)
                Institutional         Fund, Retail    Growth Index
            ---------------------   ---------------   ------------
2/28/06*           $10,000              $10,000          $10,000
2006               $10,480              $10,449          $10,493
2007               $13,610              $13,530          $12,509
2008               $ 8,584              $ 8,443          $ 7,886

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

(1) IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
              AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE
        SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE
        CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.

      THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND
 ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A
      FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN
    LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
           MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
        WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Health Care                  27.4%
Wireless                     13.6%
Financials                    8.7%
Energy                        8.3%
Industrials                   7.9%
Short-Term Investment         7.8%
Telecommunication Services    6.8%
Business Services             6.6%
Information Technology        6.4%
Materials                     4.3%
Consumer Staples              2.2%

+    Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.3%

                                                        SHARES         VALUE
                                                     -----------   ------------
BUSINESS SERVICES -- 6.8%
   Cognizant Technology Solutions, Cl A* .........     1,102,405   $ 21,166,176
   Visa, Cl A ....................................       190,150     10,524,802
                                                                   ------------
                                                                     31,690,978
                                                                   ------------
CONSUMER STAPLES -- 2.3%
   CVS ...........................................       345,833     10,599,781
                                                                   ------------
ENERGY -- 8.5%
   First Solar* ..................................        77,701     11,165,634
   Halliburton ...................................       847,419     16,770,422
   Vestas Wind Systems* ..........................       289,003     11,801,393
                                                                   ------------
                                                                     39,737,449
                                                                   ------------
FINANCIALS -- 9.1%
   Charles Schwab ................................     1,093,575     20,909,154
   CME Group, Cl A ...............................        75,268     21,236,866
                                                                   ------------
                                                                     42,146,020
                                                                   ------------
HEALTH CARE -- 28.3%
   Allergan ......................................       121,914      4,836,328
   Celgene* ......................................       519,698     33,395,794
   Covance* ......................................       237,161     11,858,050
   Genzyme* ......................................       474,289     34,566,182

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

COMMON STOCK -- CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
HEALTH CARE -- CONTINUED
   Gilead Sciences* ..............................       684,664   $ 31,391,845
   Thermo Fisher Scientific* .....................       389,200     15,801,520
                                                                   ------------
                                                                    131,849,719
                                                                   ------------
INDUSTRIALS -- 8.1%
   L-3 Communications Holdings ...................       194,821     15,813,621
   Quanta Services* ..............................     1,058,020     20,906,475
   Sunpower, Cl A* ...............................        28,502      1,113,288
                                                                   ------------
                                                                     37,833,384
                                                                   ------------
INFORMATION TECHNOLOGY -- 6.6%
   Apple* ........................................       105,793     11,382,269
   Corning .......................................     1,790,583     19,392,014
                                                                   ------------
                                                                     30,774,283
                                                                   ------------
MATERIALS -- 4.5%
   Monsanto ......................................       232,477     20,685,803
                                                                   ------------
TELECOMMUNICATION SERVICES -- 7.0%
   American Tower, Cl A* .........................     1,012,235     32,705,313
                                                                   ------------
WIRELESS -- 14.1%
   Qualcomm ......................................       802,779     30,714,324
   Research In Motion, Ltd.* .....................       686,960     34,643,393
                                                                   ------------
                                                                     65,357,717
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $554,305,759) ........................                  443,380,447
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

SHORT-TERM INVESTMENT -- 8.1%

                                                        SHARES         VALUE
                                                     -----------   ------------
   First American Treasury Obligations Fund,
      Cl Y, 0.410% (A)
      (Cost $37,494,019) .........................    37,494,019   $ 37,494,019
                                                                   ------------
   TOTAL INVESTMENTS 103.4%
      (Cost $591,799,778) ........................                 $480,874,466
                                                                   ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $465,238,635.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

CL   CLASS

LTD. LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments, at Value (Cost $591,799,778) .....................   $ 480,874,466
   Receivable for Investment Securities Sold .....................       8,480,445
   Receivable for Capital Shares Sold ............................       5,856,505
   Dividend Receivable ...........................................          26,232
   Prepaid Expenses ..............................................          11,711
                                                                     -------------
TOTAL ASSETS .....................................................   $ 495,249,359
                                                                     -------------
LIABILITIES:
   Payable for Investment Securities Purchased ...................      28,757,572
   Payable for Capital Shares Redeemed ...........................         340,990
   Payable due to Adviser ........................................         273,317
   Payable due to Administrator ..................................          34,468
   Payable due to Shareholder Servicing Agent (Retail Shares) ....          15,751
   Distribution Fees Payable (Retail Shares) .....................           3,213
   Chief Compliance Officer Fees Payable .........................           3,020
   Payable due to Trustees .......................................           2,227
   Payable to Custodian ..........................................         505,946
   Other Accrued Expenses ........................................          74,220
                                                                     -------------
TOTAL LIABILITIES ................................................      30,010,724
                                                                     -------------
NET ASSETS .......................................................   $ 465,238,635
                                                                     =============
NET ASSETS CONSIST OF:
   Paid-in Capital ...............................................   $ 624,048,439
   Accumulated Net Realized Loss on Investments ..................     (47,555,710)
   Net Unrealized Depreciation on Investments ....................    (111,254,170)
   Net Unrealized Appreciation on Foreign Currency Transactions ..              76
                                                                     -------------
                                                                     $ 465,238,635
                                                                     =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES ($448,469,884 / 53,052,146 SHARES) .......   $        8.45
                                                                     =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   RETAIL SHARES ($16,768,751 / 2,017,480 SHARES) ................   $        8.31
                                                                     =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               EDGEWOOD
                                                              GROWTH FUND
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2008

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends ...........................................................   $   1,617,448
                                                                        -------------
TOTAL INVESTMENT INCOME .............................................       1,617,448
                                                                        -------------
EXPENSES
Investment Advisory Fees ............................................       2,853,006
Administration Fees .................................................         277,520
Shareholder Servicing Fees (Retail Shares) ..........................          15,400
Distribution Fees (Retail Shares) ...................................          15,400
Chief Compliance Officer Fees .......................................          10,754
Trustees' Fees ......................................................           7,999
Transfer Agent Fees .................................................         130,097
Professional Fees ...................................................          56,411
Registration Fees ...................................................          48,881
Printing Fees .......................................................          26,172
Custodian Fees ......................................................          22,966
Insurance and Other Expenses ........................................           8,487
                                                                        -------------
TOTAL EXPENSES ......................................................       3,473,093
LESS:
Waiver of Investment Advisory Fees* .................................        (578,755)
Fees Paid Indirectly ................................................         (10,460)
                                                                        -------------
NET EXPENSES ........................................................       2,883,878
                                                                        -------------
NET INVESTMENT LOSS .................................................      (1,266,430)
                                                                        -------------
NET REALIZED LOSS ON INVESTMENTS ....................................     (47,005,889)
NET REALIZED GAIN ON FOREIGN CURRENCY TRANSACTIONS ..................           7,369
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS ......................................................    (131,065,365)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON FOREIGN CURRENCY TRANSACTIONS .................................              76
                                                                        -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS ................................    (178,063,809)
                                                                        -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................   $(179,330,239)
                                                                        =============

*    SEE NOTE 5 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR           YEAR
                                                                 ENDED           ENDED
                                                              OCTOBER 31,     OCTOBER 31,
                                                                  2008           2007
                                                             -------------   ------------
OPERATIONS:
   Net Investment Loss ...................................   $  (1,266,430)  $    (31,686)
   Net Realized Gain (Loss) on Investments and Foreign
      Currency Transactions ..............................     (46,998,520)     1,825,421
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments and Foreign Currency Transactions ......    (131,065,289)    15,247,654
                                                             -------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ....................................    (179,330,239)    17,041,389
                                                             -------------   ------------
DISTRIBUTIONS FROM NET REALIZED GAINS:
   Institutional .........................................      (2,249,727)            --
   Retail ................................................         (13,237)            --
                                                             -------------   ------------
   TOTAL DISTRIBUTIONS ...................................      (2,262,964)            --
                                                             -------------   ------------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Shares
      Issued .............................................     549,616,194     77,051,176
      Reinvestment of Distributions ......................       1,800,092             --
      Redeemed ...........................................     (43,321,702)    (3,596,895)
                                                             -------------   ------------
         NET INSTITUTIONAL SHARE TRANSACTIONS ............     508,094,584     73,454,281
                                                             -------------   ------------
   Retail Shares
      Issued .............................................      36,740,004        634,848
      Reinvestment of Distributions ......................          13,158             --
      Redeemed ...........................................     (13,266,968)        (6,144)
                                                             -------------   ------------
         NET RETAIL SHARE TRANSACTIONS ...................      23,486,194        628,704
                                                             -------------   ------------
   NET INCREASE IN NET ASSETS FROM
      SHARE TRANSACTIONS .................................     531,580,778     74,082,985
                                                             -------------   ------------
         TOTAL INCREASE IN NET ASSETS ....................     349,987,575     91,124,374
                                                             -------------   ------------
NET ASSETS:
   Beginning of Year .....................................     115,251,060     24,126,686
                                                             -------------   ------------
   End of Year (including undistributed net investment
      income of $0 and $0, respectively) .................   $ 465,238,635   $115,251,060
                                                             =============   ============

     AMOUNTS DESIGNATED AS "--" ARE $0.

(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               INSTITUTIONAL SHARES
                                                     ---------------------------------------
                                                         YEAR          YEAR         PERIOD
                                                        ENDED         ENDED         ENDED
                                                     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                         2008          2007         2006*
                                                     -----------   -----------   -----------
Net Asset Value, Beginning of Period .............   $  13.61       $  10.48     $ 10.00
                                                     --------       --------     -------
Income (Loss) from Operations:
   Net Investment Loss(1) ........................      (0.05)         (0.01)      (0.03)
   Net Realized and Unrealized Gain (Loss) .......      (4.91)          3.14        0.51
                                                     --------       --------     -------
Total from Operations ............................      (4.96)          3.13        0.48
                                                     --------       --------     -------
Distributions:
   Net Realized Gain .............................      (0.20)            --          --
                                                     --------       --------     -------
Net Asset Value, End of Period ...................   $   8.45       $  13.61     $ 10.48
                                                     ========       ========     =======
TOTAL RETURN+ ....................................     (36.93)%        29.87%       4.80%
                                                     ========       ========     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............   $448,470       $114,512     $24,108
Ratio of Expenses to Average Net Assets ..........       1.00%          1.00%       1.00%**
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Fees Paid Indirectly) .............       1.20%          1.75%       3.36%**
Ratio of Net Investment Loss to Average Net
   Assets ........................................      (0.44)%        (0.07)%     (0.50)%**
Portfolio Turnover Rate ..........................         86%            64%         33%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

**   ANNUALIZED

***  NOT ANNUALIZED

(1)  CALCULATED USING AVERAGE SHARES.

     AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  RETAIL SHARES
                                                     ---------------------------------------
                                                         YEAR          YEAR         PERIOD
                                                        ENDED         ENDED         ENDED
                                                     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                         2008          2007         2006*
                                                     -----------   -----------   -----------
Net Asset Value, Beginning of Period .............     $ 13.53       $10.45       $10.00
                                                       -------       ------       ------
Income (Loss) from Operations:
   Net Investment Loss(1) ........................       (0.09)       (0.08)       (0.06)
   Net Realized and Unrealized Gain (Loss) .......       (4.93)        3.16         0.51
                                                       -------       ------       ------
Total from Operations ............................       (5.02)        3.08         0.45
                                                       -------       ------       ------
Distributions:
   Net Realized Gain .............................       (0.20)          --           --
                                                       -------       ------       ------
Net Asset Value, End of Period ...................     $  8.31       $13.53       $10.45
                                                       =======       ======       ======
TOTAL RETURN+ ....................................      (37.60)%      29.47%        4.50%
                                                       =======       ======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............     $16,769       $  739       $   19
Ratio of Expenses to Average Net Assets ..........        1.50%        1.50%        1.50%**
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Fees Paid Indirectly) .............        1.70%        1.95%       66.15%**
Ratio of Net Investment Loss to Average Net
   Assets ........................................       (0.83)%      (0.65)%      (0.93)%**
Portfolio Turnover Rate ..........................          86%          64%          33%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

**   ANNUALIZED

***  NOT ANNUALIZED

(1)  CALCULATED USING AVERAGE SHARES.

     AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the Edgewood Growth Fund (the "Fund") which offers two classes of shares: Institutional Shares and Retail Shares. The investment objective of the Fund is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent,

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2008, there were no securities valued in accordance with the Fair Value Procedures.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and for-

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     eign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes have been made in the financial statements.

     On April 30, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends, as applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds of the Trust based on the number of funds and/or relative daily net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.10% on the first $250 million, 0.09% on the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual rate of $90,000, plus $15,000 for each additional class of shares.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005.

The Trust and Distributor are parties to a Distribution Plan dated August 8, 1994, amended and restated on August 14, 2000. The Fund has adopted the Distribution Plan (the "Plan") for the Retail Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average daily net assets attributable to Retail Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2008, the Fund earned cash management credits of $10,460 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.   INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Edgewood Management LLC (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.00% and 1.50% of the Institutional and Retail shares average daily net assets, respectively. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.00% for the Institutional Shares, and 1.50% for the Retail Shares, to recapture any of its previous waivers and/or reimbursements made during the preceding three-year period. As of October 31, 2008, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

POTENTIAL AMOUNT
  OF RECOVERY      EXPIRATION
----------------   ----------
    $253,805          2009
     335,493          2010
     578,755          2011

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

6.   SHARE TRANSACTIONS:

                                     YEAR          YEAR
                                    ENDED         ENDED
                                 OCTOBER 31,   OCTOBER 31,
                                     2008          2007
                                 -----------   -----------
SHARE TRANSACTIONS:
   Institutional
      Issued .................    48,804,543    6,390,465
      Reinvested .............       141,720           --
      Redeemed ...............    (4,305,184)    (278,814)
                                  ----------    ---------
   NET SHARE Transactions ....    44,641,079    6,111,651
                                  ==========    =========
   Retail
      Issued .................     3,213,114       53,346
      Reinvested .............         1,048           --
      Redeemed ...............    (1,251,332)        (546)
                                  ----------    ---------
   NET SHARE Transactions ....     1,962,830       52,800
                                  ==========    =========

AMOUNTS DESIGNATED AS "--" ARE ZERO SHARES.

7.   INVESTMENT TRANSACTIONS:

For the year ended October 31, 2008, the Fund made purchases of $748,324,998 and sales of $238,461,371 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

8.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

The following permanent differences, primarily attributable to net operating losses, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2008.

INCREASE (DECREASE)   INCREASE (DECREASE)
 UNDISTRIBUTED NET      ACCUMULATED NET     INCREASE (DECREASE)
  INVESTMENT LOSS        REALIZED LOSS        PAID IN CAPITAL
-------------------   -------------------   -------------------
     $1,266,430             $(5,576)            $(1,260,854)

The tax character of dividends and distributions declared during the fiscal year ended October 31, 2008 was as follows:

 ORDINARY      LONG-TERM    RETURN OF
  INCOME     CAPITAL GAIN    CAPITAL       TOTAL
----------   ------------   ---------   ----------
$1,461,279     $799,892       $1,793    $2,262,964

There were no distributions during the fiscal year ended October 31, 2007.

As of October 31, 2008, the components of Accumulated Losses on a tax basis were as follows:

Capital Loss Carryforwards   $ (29,788,119)
Unrealized Depreciation       (129,021,685)
                             -------------
Total Accumulated Losses     $(158,809,804)
                             =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2008, the Fund had the following capital loss carryforwards:

YEAR EXPIRING      AMOUNT
-------------   -----------
October 2016    $29,788,119

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2008 were as follows:

               AGGREGATE GROSS   AGGREGATE GROSS
   FEDERAL        UNREALIZED        UNREALIZED     NET UNREALIZED
  TAX COST       APPRECIATION      DEPRECIATION     DEPRECIATION
------------   ---------------   ---------------   --------------
$609,567,368      $7,788,670      $(136,481,572)   $(128,692,902)

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

9.   CONCENTRATION/RISKS:

The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

10.   OTHER:

At October 31, 2008, 23% of Institutional and 98% of Retail total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.   ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Edgewood Growth Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Edgewood Growth Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period February 28, 2006 (commencement of operations) through October 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Edgewood Growth Fund of The Advisors' Inner Circle Fund at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period February 28, 2006 (commencement of operations) through October 31, 2006, in conformity with U.S. generally accepted accounting principles.


                                      (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
December 19, 2008

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, distribution services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)

                         BEGINNING     ENDING                  EXPENSE
                          ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                           VALUE        VALUE       EXPENSE     DURING
                          05/01/08    10/31/08      RATIOS     PERIOD*
                         ---------   ----------   ----------   -------
ACTUAL FUND RETURN
Institutional Shares     $1,000.00   $  670.10       1.00%      $4.20
Retail Shares             1,000.00      665.30       1.50        6.28

HYPOTHETICAL 5% RETURN
Institutional Shares     $1,000.00   $1,020.11       1.00%      $5.08
Retail Shares             1,000.00    1,017.60       1.50        7.61

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the

                                           TERM OF
                         POSITION(S)      OFFICE AND
   NAME, ADDRESS,         HELD WITH       LENGTH OF
       AGE(1)             THE TRUST     TIME SERVED(2)
----------------------   ------------   --------------
INTERESTED
BOARD MEMBERS
ROBERT A. NESHER           Chairman      (Since 1991)
62 yrs. old              of the Board
                          of Trustees




















WILLIAM M. DORAN           Trustee       (Since 1992)
1701 Market Street
Philadelphia, PA 19103
68 yrs. old















----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-791-4226. The following chart lists Trustees and Officer as of October 31, 2008.

                                        NUMBER OF
                                        PORTFOLIOS
                                     IN THE ADVISORS'
                                    INNER CIRCLE FUND
    PRINCIPAL OCCUPATION(S)            OVERSEEN BY              OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS             BOARD MEMBER            HELD BY BOARD MEMBER(3)
---------------------------------   -----------------   -----------------------------------


Currently performs various                 34           Trustee of The Advisors' Inner
services on behalf of                                   Circle Fund II, Bishop Street
SEI Investments for                                     Funds, SEI Asset Allocation Trust,
which Mr. Nesher is compensated.                        SEI Daily Income Trust, SEI
                                                        Institutional International Trust,
                                                        SEI Institutional Investments
                                                        Trust, SEI Institutional Managed
                                                        Trust, SEI Liquid Asset Trust, SEI
                                                        Tax Exempt Trust, and SEI Alpha
                                                        Strategy Portfolios, L.P., Director
                                                        of SEI Global Master Fund, plc,
                                                        SEI Global Assets Fund, plc,
                                                        SEI Global Investments Fund, plc,
                                                        SEI Investments Global, Limited,
                                                        SEI Investments -- Global Fund
                                                        Services, Limited, SEI Investments
                                                        (Europe), Limited, SEI Investments
                                                        -- Unit Trust Management (UK),
                                                        Limited, SEI Global Nominee
                                                        Ltd., SEI Opportunity Fund, L.P.,
                                                        SEI Structured Credit Fund, L.P.,
                                                        and SEI Multi-Strategy Funds plc.

Self-employed consultant since             34           Trustee of The Advisors' Inner
2003. Partner, Morgan, Lewis                            Circle Fund II, Bishop Street
& Bockius LLP (law firm) from                           Funds, SEI Asset Allocation Trust,
1976 to 2003, counsel to the                            SEI Daily Income Trust, SEI
Trust, SEI, SIMC, the                                   Institutional International Trust,
Administrator and the                                   SEI Institutional Investments
Distributor. Secretary of                               Trust, SEI Institutional Managed
SEI since 1978.                                         Trust, SEI Liquid Asset Trust, SEI
                                                        Tax Exempt Trust, and SEI Alpha
                                                        Strategy Portfolios, L.P., Director
                                                        of SEI since 1974. Director of
                                                        the Distributor since 2003.
                                                        Director of SEI Investments --
                                                        Global Fund Services, Limited,
                                                        SEI Investments Global, Limited,
                                                        SEI Investments (Europe), Limited,
                                                        SEI Investments (Asia), Limited
                                                        and SEI Asset Korea Co., Ltd.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

                                           TERM OF
                          POSITION(S)     OFFICE AND
    NAME, ADDRESS,         HELD WITH      LENGTH OF
        AGE(1)             THE TRUST    TIME SERVED(2)
-----------------------   -----------   --------------
INDEPENDENT
BOARD MEMBERS
JAMES M. STOREY             Trustee      (Since 1994)
77 yrs. old













GEORGE J. SULLIVAN, JR.     Trustee      (Since 1999)
65 yrs. old












BETTY L. KRIKORIAN          Trustee      (Since 2005)
65 yrs. old







CHARLES E. CARLBOM          Trustee      (Since 2005)
74 yrs. old




----------
(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

                                        NUMBER OF
                                        PORTFOLIOS
                                     IN THE ADVISORS'
                                    INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)           OVERSEEN BY              OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS              BOARD MEMBER            HELD BY BOARD MEMBER(3)
---------------------------------   -----------------   -----------------------------------


Attorney, sole practitioner since          34           Trustee of The Advisors' Inner
1994. Partner, Dechert Price &                          Circle Fund II, Bishop Street
Rhoads, September 1987-                                 Funds, Massachusetts Health and
December 1993.                                          Education Tax-Exempt Trust, U.S.
                                                        Charitable Gift Trust, SEI Asset
                                                        Allocation Trust, SEI Daily
                                                        Income Trust, SEI Institutional
                                                        International Trust, SEI
                                                        Institutional Investments Trust,
                                                        SEI Institutional Managed Trust,
                                                        SEI Liquid Asset Trust, SEI Tax
                                                        Exempt Trust, and SEI Alpha
                                                        Strategy Portfolios, L.P.

Self-Employed Consultant,                  34           Trustee of The Advisors' Inner
Newfound Consultants Inc. since                         Circle Fund II, Bishop Street
April 1997.                                             Funds, State Street Navigator
                                                        Securities Lending Trust, SEI
                                                        Asset Allocation Trust, SEI Daily
                                                        Income Trust, SEI Institutional
                                                        International Trust, SEI
                                                        Institutional Investments Trust,
                                                        SEI Institutional Managed Trust,
                                                        SEI Liquid Asset Trust, SEI Tax
                                                        Exempt Trust, and SEI Alpha
                                                        Strategy Portfolios, L.P., Director
                                                        of SEI Opportunity Fund, L.P., and
                                                        SEI Structured Credit Fund, L.P.

Vice President Compliance, AARP            34           Trustee of The Advisors' Inner
Financial Inc. since September                          Circle Fund II and Bishop Street
2008. Self-Employed Legal and                           Funds.
Financial Services Consultant
since 2003. In-house Counsel,
State Street Bank Global
Securities and Cash Operations
from 1995 to 2003.

Self-Employed Business                     34           Director, Crown Pacific, Inc. and
Consultant, Business Project Inc.                       Trustee of The Advisors' Inner
since 1997. CEO and President,                          Circle Fund II and Bishop Street
United Grocers Inc. from 1997                           Funds.
to 2000.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

                                                    TERM OF
                              POSITION(S)         OFFICE AND
NAME, ADDRESS,                 HELD WITH           LENGTH OF
AGE(1)                         THE TRUST          TIME SERVED
----------------------   ---------------------   ------------
INDEPENDENT BOARD
MEMBERS
MITCHELL A. JOHNSON      Trustee                 (Since 2005)
66 yrs. old









JAMES K. DARR            Trustee                 (Since 2008)
64 yrs. old




OFFICERS
PHILIP T. MASTERSON      President               (Since 2008)
44 yrs. old








MICHAEL LAWSON           Treasurer, Controller   (Since 2005)
48 yrs. old              and Chief Financial
                         Officer




RUSSELL EMERY            Chief Compliance        (Since 2006)
45 yrs. old              Officer


----------
(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

                                         NUMBER OF
                                         PORTFOLIOS
                                      IN THE ADVISORS'
                                     INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                 OVERSEEN BY              OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                       OFFICER                  HELD BY OFFICER
----------------------------------   -----------------   ----------------------------------


Private Investor since 1994.                 34          Trustee of The Advisors' Inner
                                                         Circle Fund II, and Bishop Street
                                                         Funds, SEI Asset Allocation Trust,
                                                         SEI Daily Income Trust, SEI
                                                         Institutional International Trust,
                                                         SEI Institutional Investments
                                                         Trust, SEI Institutional Managed
                                                         Trust, SEI Liquid Asset Trust, SEI
                                                         Tax Exempt Trust, and SEI Alpha
                                                         Strategy Portfolios, L.P.

CEO, Office of Finance, FHL                  34          Director of Federal Home Loan
Banks from 1992 to 2007.                                 Bank of Pittsburgh and Manna,
                                                         Inc. and Trustee of The Advisors'
                                                         Inner Circle Fund II and Bishop
                                                         Street Funds.



Managing Director of SEI                    N/A                          N/A
Investments since 2006. Vice
President and Assistant Secretary
of the Administrator from 2004 to
2006. General Counsel of Citco
Mutual Fund Services from 2003 to
2004. Vice President and Associate
Counsel for the Oppenheimer
Funds from 2001 to 2003.

Director, SEI Investments, Fund             N/A                          N/A
Accounting since July 2005.
Manager, SEI Investments Fund
Accounting from April 1995 to
February 1998 and November
1998 to July 2005.

Director of Investment Product              N/A                          N/A
Management and Development at
SEI Investments since February
2003. Senior Investment Analyst,
Equity team at SEI Investments
from March 2000 to February
2003.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

                                                    TERM OF
                              POSITION(S)         OFFICE AND
NAME, ADDRESS,                 HELD WITH           LENGTH OF
AGE(1)                         THE TRUST          TIME SERVED
----------------------   ---------------------   ------------
OFFICERS (CONTINUED)
JOSEPH M. GALLO          Vice President and      (Since 2007)
35 yrs. old              Secretary







CAROLYN F. MEAD          Trustee                 (Since 2005)
51 yrs. old




JAMES NDIAYE             Trustee                 (Since 2005)
40 yrs. old








TIMOTHY D. BARTO         Vice President and      (Since 2000)
40 yrs. old              Assistant Secretary






ANDREW S. DECKER         AML Officer             (Since 2008)
45 yrs. old




----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2008

                                         NUMBER OF
                                         PORTFOLIOS
                                      IN THE ADVISORS'
                                     INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                 OVERSEEN BY              OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                       OFFICER                  HELD BY OFFICER
----------------------------------   -----------------   ----------------------------------

Corporate Counsel of SEI since              N/A                          N/A
2007; Associate Counsel, ICMA
Retirement Corporation 2004-
2007; Federal Investigator, U.S.
Department of Labor 2002-2004;
U.S. Securities and Exchange
Commission-Division of Investment
Management, 2003.

Corporate Counsel of SEI since              N/A                          N/A
2007; Associate, Stradley, Ronon,
Stevens & Young 2004-2007;
Counsel, ING Variable Annuities,
1999-2002.

Employed by SEI Investments                 N/A                          N/A
Company since 2004. Vice
President, Deutsche Asset
Management from 2003-2004.
Associate, Morgan, Lewis &
Bockius LLP from 2000-2003.
Counsel, Assistant Vice President,
ING Variable Annuities Group
from 1999-2000.

General Counsel, Vice President             N/A                          N/A
and Secretary of SEI Investments
Global Funds Services since 1999;
Associate, Dechert (law firm)
from 1997-1999; Associate,
Richter, Miller & Finn (law firm)
from 1994-1997.

Compliance Officer and Product              N/A                          N/A
Manager, SEI, 2005-2008. Vice
President, Old Mutual Capital,
2000-2005. Operations Director,
Prudential Investments, 1998-2000.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2008, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Fund is designating the following items with regard to distributions paid during the year.

                                            QUALIFYING
                                               FOR
 RETURN      ORDINARY       LONG TERM       CORPORATE       DIVIDENDS
   OF         INCOME       CAPITAL GAIN       TOTAL          RECEIVED
CAPITAL   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)
-------   -------------   -------------   -------------   -------------
 0.08%        64.57%          35.35%         100.00%          20.94%

                                  FOREIGN INVESTORS
                            -----------------------------
QUALIFYING       U.S.          INTEREST       SHORT-TERM
 DIVIDEND     GOVERNMENT       RELATED       CAPITAL GAIN
INCOME (2)   INTEREST (3)   DIVIDENDS (4)   DIVIDENDS (5)
----------   ------------   -------------   -------------
  20.38%         0.00%          0.00%          100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX.

     HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND -- EDGEWOOD GROWTH FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT, NEW JERSEY AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2008. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED WITH YOUR 2008 FORM 1099-DIV.

                              EDGEWOOD GROWTH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-800-791-4226

                               INVESTMENT ADVISER:
                             Edgewood Management LLC
                          350 Park Avenue, 18th Floor
                         New York, New York 10022-6057

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

         This information must be preceded or accompanied by a current prospectus for the Fund.

EMC-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.